Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,235,793.87
Previously Paid Amount	0
Total Fee Amount	1,137.36
Total Offset Amount	0
Net Fee	$ 1,137.36